GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE
9. GENERAL AND ADMINISTRATIVE
General and administrative expenses for the years ended December 31, 2017 and 2016 include the following:

	Year ended December 31, 2017	Year ended December 31, 2016
General and administrative - other	$20,238	$9,137
Severance payments	1,461	1,624
Share based payment expense. (note 24(b(ii)))	3,947	1,230
General and administrative	$25,646	$11,991

Severance payments represent termination and severance payments regarding certain executive changes as a result of restructuring undertaken by the Company in 2017 and 2016.